INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) before taxes:
Domestic	$ 166,273	$ 100,145	$ 103,432
Foreign	(11,174)	(11,457)	(12,411)
Total profit before taxes	$ 155,099	$ 88,688	$ 91,021